INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Unrecognized tax benefits, Beginning balance	$ 787	$ 544
Gross change tax positions of current period		463
Gross change for tax positions of prior year		(220)
Unrecognized tax benefits, Ending balance	$ 787	$ 787